Segments information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segments information

Note 16 – Segments information

The Company conducts business as a single operating segment which is based upon the Company’s organizational and management structure, as well as information used by the CODM, the CEO of the Company, to allocate resources and perform assessment. The key measure of segment profitability that the CODM uses to allocate resources and assess performance is consolidated net income. The following table presents the significant revenue and expense categories of the Company’s single operating segment:

The following table presents the significant revenue, cost of revenue and expense categories of the Company’s single operating segment:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023

Sewage treatment systems	$17,279,031	$28,417,150	$32,267,593
Sewage treatment services and others	946,788	1,348,055	1,942,326
Total revenues	18,225,819	29,765,205	34,209,919

Sewage treatment systems	10,074,628	17,779,226	21,630,216
Sewage treatment services and others	592,234	739,502	1,194,817
Total cost of revenues	10,666,862	18,518,728	22,825,033

Total gross profit	$7,558,957	$11,246,477	$11,384,886

Less:
Selling expense	162,602	108,637	106,147
Depreciation expense	149,050	148,280	165,683
Salary expense	923,569	255,049	991,037
Rent	200,625	124,753	214,701
Professional fee	703,406	1,296,218	679,438
Other general and administrative expense	183,784	340,157	623,660
Research and development expense	47,602	61,786	80,948
Share-based compensation	2,145,000	454,250	—
Provision for (Recovery from) credit losses, net	14,694,723	6,459,240	(88,221)
Other (income) expense, net	(19,296)	129,782	183,559
(Loss) Income before income taxes	(11,632,108)	1,868,325	8,427,934
Income taxes (benefit) expenses	(1,266,021)	462,043	1,403,880
Net (loss) income	$(10,366,087)	$1,406,282	$7,024,054